SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Write-off of inventory		$ 95	$ 29	$ 180
Number of shares excluded from calculation of diluted earnings (loss) per share		610,083	789,440	684,887
Stock-based compensation		$ 155	$ 231	$ 392
Tax expenses related to uncertainties in income taxes		126	312	607
Accrued severance pay for former Chairman of Board		523
Severance expenses		333	135	363
Advertising expense		107	43	157
Purchase of redeemable non-controlling interest		0	1,891	0
Remaining performance obligations		$ 9,500
Recognizing Remaining performance obligations in 2022, percentage		13.00%
Unbilled accounts receivable		$ 26	64
Increase decrease in customer advances and deferred revenues			100
Customer advances and deferred revenue		4,800	4,700
Increase decrease in unearned amounts		4,600
Amount of recognized revenues from customer advances and deferred revenues		4,500
Research and development costs capitalized		$ 13	$ 59	$ 121
Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage					51.00%
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage		100.00%
Acquired interest (as a percent)	45.00%	45.00%
Purchase of redeemable non-controlling interest	$ 1,891	$ 1,891
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits		13,616
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits		$ 12,787
Local partner [Member] | Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage					49.00%